Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Valuation Allowance [Line Items]
Summary of Valuation Allowance [Table Text Block]
A reconciliation of the beginning and ending amount of the valuation allowance for the year ended June 30, 2019 is as follows:

Balance at June 30, 2018	$58,716
Charges to earnings (1)	(2,197)
Charges to other accounts (2)	2,891
Balance at June 30, 2019	$59,410

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The following is a summary of our income (loss) before income taxes by geography:

	Year Ended June 30,
	2019	2018	2017
U.S.	$(10,879)	$9,183	$13,390
Non-U.S.	137,791	57,183	(92,707)
Total	$126,912	$66,366	$(79,317)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision (benefit) for income taxes are as follows:

	Year Ended June 30,
	2019	2018	2017
Current:
U.S. Federal	$84	$446	$(1,144)
U.S. State	1,130	(117)	1,344
Non-U.S.	26,862	33,065	26,191
Total current	28,076	33,394	26,391
Deferred:
U.S. Federal	(1,347)	(6,673)	(1,999)
U.S. State	(183)	2,306	(1,497)
Non-U.S.	6,886	(9,449)	(30,013)
Total deferred	5,356	(13,816)	(33,509)
Total	$33,432	$19,578	$(7,118)